Information on staff and remuneration (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2019 DKK (kr) employee	Dec. 31, 2018 DKK (kr) employee	Dec. 31, 2017 DKK (kr) employee
Total staff costs can be specified as follows:
Wages and salaries	kr 175,104	kr 141,661	kr 112,614
Share-based payment costs	14,764	17,474	19,311
Pension schemes (defined contribution plans)	13,430	11,065	9,135
Other payroll and staff-related costs	14,932	9,783	10,135
Total staff salaries	218,230	179,983	151,195
Research and development expenses	178,089	153,601	118,573
Administrative expenses	40,141	26,382	32,622
Total staff salaries	kr 218,230	kr 179,983	kr 151,195
Average number of employees | employee	173	146	128
Remuneration to the Board of Directors
Base board fee	kr 3,884	kr 2,783	kr 2,348
Committee Fees	400	400	383
Total remuneration	4,284	3,183	2,731
Martin Nicklasson
Remuneration to the Board of Directors
Base board fee	750	650	550
Committee Fees	100	100	100
Total remuneration	850	750	650
Vice chairman
Remuneration to the Board of Directors
Base board fee	467	200	0
Committee Fees	0	0	0
Total remuneration	467	200	0
Alain Munoz
Remuneration to the Board of Directors
Base board fee	400	300	250
Committee Fees	50	50	33
Total remuneration	450	350	283
Michael Owen
Remuneration to the Board of Directors
Base board fee	400	300	250
Committee Fees	50	50	50
Total remuneration	450	350	300
Bernadette Mary Connaughton
Remuneration to the Board of Directors
Base board fee	267	0	0
Committee Fees	0	0	0
Total remuneration	267	0	0
Jeffrey Berkowitz
Remuneration to the Board of Directors
Base board fee	267	0	0
Committee Fees	33	0	0
Total remuneration	300	0	0
Leonard Kruimer
Remuneration to the Board of Directors
Base board fee	267	0	0
Committee Fees	100	0	0
Total remuneration	367	0	0
Jens Peter Stenvang
Remuneration to the Board of Directors
Base board fee	400	300	250
Committee Fees	0	0	0
Total remuneration	400	300	250
Hanne Heidenheim Bak
Remuneration to the Board of Directors
Base board fee	400	300	198
Committee Fees	0	0	0
Total remuneration	400	300	198
Rosemary Crane (resigned 2019)
Remuneration to the Board of Directors
Base board fee	133	333	350
Committee Fees	17	50	50
Total remuneration	150	383	400
Catherine Moukheibir
Remuneration to the Board of Directors
Base board fee	133	300	250
Committee Fees	50	150	150
Total remuneration	183	450	400
Helle Haxgart (resigned 2018)
Remuneration to the Board of Directors
Base board fee	0	100	21
Committee Fees	0	0	0
Total remuneration	0	100	21
Rasmus Just (resigned 2017)
Remuneration to the Board of Directors
Base board fee	0	0	229
Committee Fees	0	0	0
Total remuneration	kr 0	kr 0	kr 229